Joint Arrangements	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [Abstract]
Joint arrangements	Investments
The Company’s investments in joint ventures and associates that are accounted for using the equity method consist of its investments in Skookumchuck and EMG.

The change in investments is as follows:

	Skookumchuck	EMG	Total
Balance, Dec. 31, 2019	—	—	—
Contributions	86	16	102
Equity income	1	—	1
Change in foreign exchange rates	(2)	(1)	(3)
Balance, Dec. 31, 2020	85	15	100
Equity income	12	(3)	9
Distributions received	(4)	—	(4)
Balance, Dec. 31, 2021	93	12	105

A.Skookumchuck Wind Project
On Nov. 25, 2020, TransAlta completed the purchase of a 49 per cent interest in SP Skookumchuck Investments, LLC from Southern Power for cash consideration of $86 million (US$66 million). Skookumchuck is a 136.8 MW wind project located in Lewis and Thurston counties near Centralia in Washington state consisting of 38 Vestas V136 wind turbines. The project has a 20-year PPA with Puget Sound Energy.

B.EMG International Acquisition
On Nov. 30, 2020, TransAlta acquired a 30 per cent equity interest in EMG. Included in the purchase price of US$12 million is an estimated component contingent on EMG realizing certain earnings metrics in 2020 and 2021, following the acquisition. The final contingent amount will be calculated based on actual earnings metrics achieved. EMG is an established company with over 25 years of experience in process wastewater treatment and specializes in the design and construction of high-rate anaerobic digester systems. The investment provides an opportunity for TransAlta to leverage its expertise in on-site generation to support further advancements by EMG in the waste-to-energy space and will advance the Company's Clean Electricity Growth plan in the US market .

Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck and EMG is as follows:

Year ended Dec. 31	2021	2020
Results of operations
Revenues	19	3
Expenses	(10)	(2)
Proportionate share of net earnings	9	1
Joint ArrangementsJoint arrangements at Dec. 31, 2021, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Sheerness	Gas	50	Dual-fuel facility in Alberta, of which TA Cogen has a 50 per cent interest, operated by Heartland Generation Ltd., an affiliate of Energy Capital Partners
Goldfields Power	Gas	50	Gas-fired facility in Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta

Joint venture	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power